UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549


                                   FORM 13F


                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [ ]; Amendment Number:  ____

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:     Legacy Capital Partners, Inc.

Address:  1200 N. Mayfair Road, Suite 360

          Milwaukee, WI  53226



Form 13F File Number:  028-13348


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,

correct and complete, and that it is understood that all required items,

statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:   Jeffry J. Brigman

Title:  Vice President, CCO

Phone:  (414) 271-1664



Signature, Place, and Date of Signing:



/s/Jeffry J. Brigman                Milwaukee, WI          June 30, 2009
-------------------------------      --------------------   -----------------

[Signature]                          [City, State]                [Date]



Report type (Check only one):



[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)



[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).



[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 94 data records

Form 13F Information Table Value Total:   119138(thousands)

List of Other Included Managers:



Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report.

     No.     Form 13F File Number         Name


       none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579y101     1599    16856 SH       Sole                                      16856
AT&T Corp.                     COM              00206r102     1320    42003 SH       Sole                                      42003
Abbott Laboratories            COM              002824100     1856    35260 SH       Sole                      500             34760
Ace Limited                    COM              h0023r105     1132    17190 SH       Sole                     2100             15090
Alliant Energy Corp.           COM              018802108      269     6606 SH       Sole                                       6606
Altria Group Inc.              COM              02209s103     1133    42890 SH       Sole                                      42890
Anadarko Petroleum Corporation COM              032511107     2560    33347 SH       Sole                     1300             32047
Apache                         COM              037411105     1704    13806 SH       Sole                      600             13206
Apple Computer                 COM              037833100     3589    10691 SH       Sole                      300             10391
Baidu, Inc                     COM              056752108      291     2075 SH       Sole                                       2075
Bank of America Corp           COM              060505104      298    27160 SH       Sole                                      27160
Barrick Gold                   COM              067901108      305     6721 SH       Sole                                       6721
Becton Dickinson & Co.         COM              075887109     1845    21405 SH       Sole                                      21405
Berkshire Hathaway Cl. B       COM              084670207      794    10248 SH       Sole                     1000              9248
Best Buy                       COM              086516101      285     9055 SH       Sole                                       9055
Bristol-Myers Squibb Co.       COM              110122108      402    13850 SH       Sole                                      13850
CVS Corp Com                   COM              126650100      614    16323 SH       Sole                     1400             14923
Celgene Corporation            COM              151020104      991    16415 SH       Sole                     2400             14015
Cenovus Energy Inc             COM              15135u109     1937    51415 SH       Sole                     1000             50415
Central Fund of Canada Limited COM              153501101      899    44100 SH       Sole                                      44100
Central GoldTrust              COM              153546106     3716    65610 SH       Sole                     3200             62410
Chevron Corp.                  COM              166764100     1637    15916 SH       Sole                                      15916
Chubb Corp.                    COM              171232101     1170    18685 SH       Sole                     2550             16135
Church & Dwight Co.            COM              171340102      394     9718 SH       Sole                                       9718
Clarcor Inc                    COM              179895107      270     5700 SH       Sole                                       5700
Coca-Cola Co.                  COM              191216100      648     9627 SH       Sole                     2400              7227
Colgate Palmolive Co.          COM              194162103     2825    32315 SH       Sole                     1200             31115
Collection House               COM              Q2621Z109       25    35000 SH       Sole                                      35000
ConocoPhillips                 COM              20825c104     2620    34840 SH       Sole                                      34840
CopyTele Inc                   COM              217721109        6    15000 SH       Sole                                      15000
Covance Inc.                   COM              222816100     1151    19375 SH       Sole                                      19375
Cross Timbers Royalty Trust    COM              22757r109      356     7950 SH       Sole                                       7950
DNP Select Income Fund         COM              23325p104      977    97622 SH       Sole                     8000             89622
E. I. du Pont de Nemours       COM              263534109     2399    44375 SH       Sole                     2100             42275
EMC Corp.                      COM              268648102      908    32955 SH       Sole                     1200             31755
Eldorado Gold Corp.            COM              284902103      248    16800 SH       Sole                                      16800
Exact Sciences Corporation     COM              30063p105      190    22000 SH       Sole                                      22000
Exxon Mobil                    COM              30231G102     3882    47691 SH       Sole                     1900             45791
Fastenal                       COM              311900104      584    16200 SH       Sole                                      16200
Firstenergy Corp.              COM              337932107     1420    32160 SH       Sole                                      32160
Fiserv Inc.                    COM              337738108      385     6137 SH       Sole                     1200              4937
Freeport McMoran CP & GLD Cl B COM              35671D857     1199    22664 SH       Sole                     1000             21664
Frontier Communications        COM              35906a108     2135   264560 SH       Sole                     5096            259464
General Dynamics               COM              369550108     2062    27670 SH       Sole                      200             27470
Gilead Sciences Inc.           COM              375558103     1766    42640 SH       Sole                     3350             39290
Google, Inc.                   COM              38259p508      383      755 SH       Sole                      100               655
GreenHaven Continuous Commodit COM              395258106     1418    42325 SH       Sole                     4100             38225
Hansen Nat Corp.               COM              411310105      898    11085 SH       Sole                      375             10710
Harris Cp                      COM              413875105     1463    32460 SH       Sole                     3400             29060
IBM Corp.                      COM              459200101     3484    20306 SH       Sole                      700             19606
Integrys Energy Group          COM              45822p105     1827    35230 SH       Sole                     1400             33830
Intel Corp.                    COM              458140100     3885   175277 SH       Sole                     6000            169277
Johnson & Johnson              COM              478160104     3268    49120 SH       Sole                     2300             46820
Lehman Trikes Inc.             COM              525216107        2    35000 SH       Sole                                      35000
Lilly, Eli & Co.               COM              532457108     2279    60718 SH       Sole                     2400             58318
Market Vectors ETF Tr Gold Min COM              57060u100     1928    35305 SH       Sole                      500             34805
Market Vectors ETF Tr Jr Gold  COM              57060U589      235     6800 SH       Sole                                       6800
Marshall & Ilsley Corp.        COM              571837103      597    74835 SH       Sole                                      74835
Masimo Corp                    COM              574795100      542    18250 SH       Sole                     1000             17250
McDonalds Corp.                COM              580135101     1147    13598 SH       Sole                                      13598
Medco Health Solutions         COM              58405u102      625    11055 SH       Sole                                      11055
Merge Technologies             COM              589499102     1084   208300 SH       Sole                                     208300
Microchip Technology Incorpora COM              595017104     1126    29680 SH       Sole                      700             28980
Monsanto Company               COM              61166w101      383     5270 SH       Sole                                       5270
Nestle S A Reg B ADR           COM              641069406     2826    45535 SH       Sole                     2200             43335
Newmont Mining                 COM              651639106     1624    30080 SH       Sole                                      30080
NovaGold Resources Inc.        COM              66987e206      294    31900 SH       Sole                                      31900
O'Reilly Automotive, Inc       COM              67103h107      596     9090 SH       Sole                                       9090
Occidental Petroleum Corp.     COM              674599105     2023    19443 SH       Sole                     1050             18393
Oracle Systems Corp.           COM              68389X105      455    13825 SH       Sole                                      13825
Penn West Petroleum Ltd        COM              707887105      521    22550 SH       Sole                                      22550
Pepsico, Inc.                  COM              713448108     2260    32083 SH       Sole                      200             31883
Pfizer, Inc.                   COM              717081103      980    47546 SH       Sole                                      47546
Philip Morris International    COM              718172109      525     7858 SH       Sole                                       7858
Potash Corporation of Saskatch COM              73755l107      429     7514 SH       Sole                                       7514
ProShares UltraShort Lehman 20 COM              74347R297     1295    37515 SH       Sole                                      37515
Procter & Gamble Co.           COM              742718109     3247    51066 SH       Sole                     2192             48874
Raytheon Co.                   COM              755111507      972    19495 SH       Sole                     3100             16395
Republic Services, Inc.        COM              760759100     1325    42925 SH       Sole                     3000             39925
Rydex ETF Trust Australian Dol COM              23129u101      318     2950 SH       Sole                                       2950
Rydex ETF Trust Canadian Dolla COM              23129x105      253     2450 SH       Sole                                       2450
Schlumberger Ltd.              COM              806857108     2466    28540 SH       Sole                                      28540
Sensient Tech                  COM              81725t100      331     8920 SH       Sole                                       8920
Stericycle Inc                 COM              858912108     2059    23100 SH       Sole                                      23100
Suncor Energy                  COM              867224107      442    11300 SH       Sole                                      11300
Transglobe Energy Corp.        COM              893662106      183    16000 SH       Sole                                      16000
Unilever                       COM              904767704      614    18950 SH       Sole                     2000             16950
United Technologies Corp.      COM              913017109     1029    11615 SH       Sole                     1250             10365
Varian Medical Sys Inc.        COM              92220P105      274     3900 SH       Sole                                       3900
Verizon Communications         COM              92343V104     3443    92474 SH       Sole                     4200             88274
Vista Gold                     COM              927926204      167    59000 SH       Sole                                      59000
Vodafone Group PLC             COM              92857W209     1998    74775 SH       Sole                     5600             69175
Wal-Mart Stores                COM              931142103     2438    45860 SH       Sole                     1500             44360
Walgreen Co.                   COM              931422109      425     9990 SH       Sole                                       9990